Property, Plant, and Equipment (Details ARO) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation
Asset Retirement Obligations, Noncurrent		$ 857	$ 791
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance		831	561
Liabilities incurred		41	101
Liabilities settled	[1]	(3)	(21)
Accretion expense		60	44
Revisions	[2]	(15)	146
Ending balance		914	831
Charges Related To Leak At Underground Natural Gas Storage Facility [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities settled			$ (7)
Asset Retirement Obligation Costs [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Transco's annual funding commitment for ARO		$ 36

[1]	For 2014, liabilities settled include $7 million related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.
[2]	Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining useful life of the assets. The 2015 revisions reflect changes in removal cost estimates and the estimated remaining useful life of assets, a decrease in the inflation rate, and increases in the discount rates used in the annual review process. The 2014 revisions primarily reflect an increase in the estimated retirement costs for our offshore pipelines, an increase in the inflation rate, and decreases in the discount rates used in the annual review process.